UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	11/30

Date of reporting period:	8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Appleseed Fund
Schedule of Investments
August 31, 2007
(Unaudited)

Common Stocks - 84.11%	Shares	Value

Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 5.46%
Acco Brands Corp. (a)	16,003	$ 362,788

Broadcasting & Communications Equipment - 13.21%
Powerwave Technologies, Inc. (a)	128,300	878,855

Cable & Other Pay Television Services - 4.42%
Liberty Media Corp. - Interactive - Class A (a)	15,500	294,035

Electronic Computers - 1.61%
Dell, Inc. (a)	3,800	107,350

Fabricated Rubber Products - 0.06%
Female Health Co. (a)	2,000	4,020

Fire, Marine & Casualty Insurance - 5.36%
American International Group, Inc.	5,400	356,400

Food & Beverage - 11.60%
John B. Sanfilippo & Son, Inc. (a)	79,029	771,323

National Commercial Banks - 2.68%
Citigroup, Inc.	3,800	178,144

Orthopedic, Prosthetic, & Surgical Appliances & Supplies - 2.84%
Invacare Corp.	8,150	188,835

Pharmaceutical Preparations - 5.38%
Pfizer, Inc.	14,400	357,696

Radio Broadcasting Stations - 6.32%
Radio One, Inc. - Class D (a)	107,524	420,419

Retail - Apparel and Accessory Stores - 4.91%
Hanesbrands, Inc. (a)	10,905	326,714

Retail - Department Stores - 4.00%
Wal-Mart Stores, Inc.	6,100	266,143

Retail - Miscellaneous General Merchandise Stores - 4.62%
Celebrate Express, Inc.	34,826	307,514

Services - Educational Services - 6.53%
Apollo Group, Inc. - Class A (a)	7,400	434,158

Wholesale - Medical & Dental Equipment & Supplies - 5.11%
Johnson & Johnson	5,500	339,845

TOTAL COMMON STOCKS (Cost $5,695,827)		5,594,239

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)

Real Estate Investment Trust - 12.12%	Shares	Value

Annaly Capital Management, Inc.	57,200	$ 805,948

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $796,159)		805,948
	Principal
Mortgage-Backed Securities - 0.86%	Amount

Federal Home Loan Mortgage Corp., 5.50%, 05/01/2037	$ 58,409	57,055

TOTAL MORTGAGE-BACKED SECURITIES (Cost $58,055)		57,055

Municipal Bonds - 0.60%

Kentucky HSG Corp., 5.286%, 07/01/2009	40,000	40,090

TOTAL MUNICIPAL BONDS (Cost $40,024)		40,090

Money Market Securities - 1.86%	Shares

Huntington Money Market Fund, 4.36% (b)	123,321	123,321

TOTAL MONEY MARKET SECURITIES (Cost $123,321)		123,321

TOTAL INVESTMENTS (Cost $6,713,386) - 99.55%		$ 6,620,653

Other assets less liabilities - 0.45%		30,231

TOTAL NET ASSETS - 100.00%		$ 6,650,884

(a) Non-income producing.
(b) Variable Rate Security; the money market rate shown represents the rate at August 31, 2007.

Tax Related
Unrealized appreciation		$ 388,775
Unrealized depreciation		(481,508)
Net unrealized depreciation		$ (92,733)

Aggregate cost of securities for income tax purposes		$ 6,713,386

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Related Notes to the Schedule of Investments

August 31, 2007 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to thevalue of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Chinook Emerging Growth Fund
Schedule of Investments
August 31, 2007
(Unaudited)

Common Stocks - 99.40%	Shares	Value

Computer Communications Equipment - 4.72%
Acme Packet, Inc. (a)	22,166	$ 332,047
Digi International, Inc. (a)	23,564	333,431
		665,478

Electromedical & Electrotherapeutic Apparatus - 4.27%
ArthroCare Corp. (a)	3,927	219,991
Cholestech Corp. (a)	18,437	381,461
		601,452

Footwear (No Rubber) - 2.98%
Iconix Brand Group, Inc. (a)	20,241	419,596

Instruments for Measures & Testing of Electricity & Electrical Supplies - 3.06%
Exfo Electro-Optical Engineering, Inc. (a)	64,673	431,369

Insurance Agents, Brokers& Service - 2.78%
HealthExtras, Inc. (a)	13,939	391,825

Laboratory Analytical Instruments - 1.99%
Integra LifeSciences Holdings (a)	5,766	280,055

Measuring & Controlling Devices - 2.96%
Input/Output, Inc. (a)	29,375	416,831

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.60%
DJO, Inc. (a)	10,413	506,905

Pharmaceutical Preparations - 5.83%
Medicis Pharmaceutical Corp. - Class A	13,466	411,252
Sciele Pharma, Inc. (a)	17,757	409,832
		821,084

Retail - Drug Stores and Proprietary Stores - 2.63%
PetMed Express, Inc. (a)	24,746	370,942

Retail - Miscellaneous Retail - 2.53%
EZCORP, Inc. - Class A (a)	29,247	355,936

Security Brokers, Dealers & Flotation Companies - 2.66%
optionsXpress Holdings, Inc.	15,965	375,497

*See accompanying notes which are an integral part of these financial statements

Chinook Emerging Growth Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)

Common Stocks - 99.40% - continued	Shares	Value

Semiconductors & Related Devices - 9.53%
Advanced Analogic Technologies, Inc. (a)	29,191	$ 265,346
Diodes, Inc. (a)	14,890	451,316
Silicon Motion Technology Corp. (a) (b)	11,033	238,313
SiRF Technology Holdings, Inc. (a)	23,025	388,202
		1,343,177

Services - Advertising - 1.19%
Global Sources Ltd. (a)	8,694	167,620

Services - Business Services - 4.07%
Phase Forward, Inc. (a)	9,482	169,159
Websense, Inc. (a)	19,641	404,015
		573,174

Services - Computer Integrated Systems Design - 5.33%
DealerTrack Holdings, Inc. (a)	10,417	397,929
Macrovision Corp. (a)	14,892	353,387
		751,316

Services - Computer Processing & Data Preparation - 4.03%
CyberSource Corp. (a)	36,028	439,181
TriZetto Group, Inc. (a)	8,198	128,135
		567,316

Services - Legal Services - 2.53%
CRA International, Inc. (a)	7,194	357,254

Services - Management Consulting Services - 3.31%
NIC, Inc.	69,049	466,081

Services - Miscellaneous Health & Allied Services - 3.40%
Nighthawk Radiology Holdings, Inc. (a)	21,829	479,365

Services - Prepackaged Software - 13.41%
Actuate Corp. (a)	46,681	330,968
Blackbaud Inc.	19,877	502,292
Epicor Software Corp. (a)	32,753	435,615
Kenexa Corp. (a)	12,127	337,009
Smith Micro Software, Inc. (a)	17,243	284,337
		1,890,221

Services - Specialty Outpatient Facilities - 3.24%
Psychiatric Solutions, Inc. (a)	12,387	456,585

*See accompanying notes which are an integral part of these financial statements

Chinook Emerging Growth Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)

Common Stocks - 99.40% - continued	Shares	Value

Surgical & Medical Instruments & Apparatus - 9.35%
ICU Medical, Inc. (a)	10,787	$ 407,856
Kyphon, Inc. (a)	6,869	459,330
LifeCell Corp. (a)	13,596	450,163
		1,317,349

TOTAL COMMON STOCKS (Cost $12,983,873)		14,006,428

Money Market Securities - 0.48%
Huntington Money Market Fund, 4.36% (c)	67,791	67,791

TOTAL MONEY MARKET SECURITIES (Cost $67,791)		67,791

TOTAL INVESTMENTS (Cost $13,051,664) - 99.88%		$ 14,074,219

Other assets less liabilities - 0.12%		17,092

TOTAL NET ASSETS - 100.00%		$ 14,091,311

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2007.

Tax Related
Unrealized appreciation		$ 1,422,942
Unrealized depreciation		(400,387)
Net unrealized appreciation		$ 1,022,555

Aggregate cost of securities for income tax purposes		$ 13,051,664
*See accompanying notes which are an integral part of these financial statements

Chinook Emerging Growth Fund

Related Notes to the Schedule of Investments

August 31, 2007

(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which theBoard has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

GERONIMO Funds
GERONIMO Multi-Strategy Fund
Schedule of Investments
August 31, 2007
(Unaudited)

Principal
U.S. Treasury Bills - 44.77%	Amount		Value
U.S. Treasury Bill, 0.00%, 09/06/2007 (a)	$ 3,300,000		$ 3,298,125

TOTAL U.S. TREASURY BILLS (Cost $3,298,125)			3,298,125

Money Market - 51.74%	Shares
Fidelity Institutional Money Market Portfolio, 5.18% (b)	3,812,349		3,812,349

TOTAL MONEY MARKET (Cost $3,812,349)			3,812,349

TOTAL INVESTMENTS (Cost $7,110,474) - 96.51%			$ 7,110,474

Other assets less liabilities - 3.49%			257,343

TOTAL NET ASSETS - 100.00%			$ 7,367,817

	Termination	Notional	Unrealized
Total Return Swaps (c)	Date	Amount	(Depreciation)

Barclays Capital Total Return Swap, Dated May 8, 2006. Annual
settlement of total return of reference assets, interest paid annually,
accrued daily at one month USD-LIBOR plus 1.35% (d)	5/31/2009	$ 3,802,153	$ (161,194)

TOTAL SWAP AGREEMENTS			$ (161,194)

(a) A portion of this security is pledged as collateral for options written.
(b) Variable rate security; the money market rate shown represents the rate at August 31, 2007.
(c) See Related Notes to the Financial Statements.
(d) This security is currently valued according to fair value procedures approved by the Trust.

Tax Related (excluding premiums received for options written & swap agreements)
Unrealized appreciation			$ -
Unrealized depreciation			-
Net unrealized appreciation			$ -

Aggregate cost of securities for income tax purposes			$ 7,110,474

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Multi-Strategy Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)
	Number of	Shares Subject
Written Call Options, Expiration Date, Strike Price	Contracts	to Call	Value

NASDAQ 100 E-Mini, 09/21/2007, Strike $2,080 (a)	45	900	$ 7,200
NASDAQ 100 E-Mini, 09/21/2007, Strike $2,150 (a)	274	5,480	5,754
S&P 500 E-Mini, 09/21/2007, Strike $1,550 (b)	30	1,500	3,600

TOTAL CALL OPTIONS WRITTEN (Premiums Received $28,525)	349	7,880	$ 16,554

(a) Each NASDAQ 100 E-Mini contract is equal to $20 times the NASDAQ 100 Index.
(b) Each S&P 500 E-Mini contract is equal to $50 times the S&P 500 Index.

GERONIMO Funds
GERONIMO Multi-Strategy Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)
	Number of	Shares Subject
Written Put Options, Expiration Date, Strike Price	Contracts	to Put	Value

NASDAQ 100, 09/22/2007, Strike $1,500 (a)	10	1,000	$ 300
NASDAQ 100, 09/22/2007, Strike $1,550 (a)	15	1,500	525
NASDAQ 100, 09/22/2007, Strike $1,600 (a)	60	6,000	3,300
NASDAQ 100, 09/22/2007, Strike $1,650 (a)	20	2,000	2,000
S&P 500 E-Mini, 09/21/2007, Strike $1,250 (b)	30	1,500	1,575

TOTAL PUT OPTIONS WRITTEN (Premiums Received $26,648)	135	12,000	$ 7,700

(a) Each NASDAQ 100 contract is equal to $100 times the NASDAQ 100 Index.
(b) Each S&P 500 E-Mini contract is equal to $50 times the S&P 500 Index.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Schedule of Investments
August 31, 2007
(Unaudited)

	Principal
U.S. Treasury Bills - 97.18%	Amount	Value

U.S. Treasury Bill, 0.00%, 09/06/2007 (a)	$ 3,500,000	$ 3,498,012

TOTAL U.S. TREASURY BILLS (Cost $3,498,012)		3,498,012

	Outstanding
Call Options Purchased - 0.01%	Contracts
NASDAQ 100 E-Mini, 09/21/2007, Strike $2,070 (b)	1	200

TOTAL CALL OPTIONS PURCHASED (Cost $80)		200

Put Options Purchased - 0.00%
NASDAQ 100, 09/22/2007, Strike $1,600 (c)	1	55

TOTAL PUT OPTIONS PURCHASED (Cost $90)		55

TOTAL INVESTMENTS (Cost $3,498,182) - 97.19%		$ 3,498,267

Cash & other assets less liabilities - 2.81%		101,068

TOTAL NET ASSETS - 100.00%		$ 3,599,335

(a) A portion of this security is pledged as collateral for options written.
(b) Each NASDAQ 100 E-Mini contract is equal to $20 times the NASDAQ 100 Index.
(c) Each NASDAQ 100 contract is equal to $100 times the NASDAQ 100 Index.

Tax Related (excluding premiums received for options written)
Unrealized appreciation		$ 85
Unrealized depreciation		-
Net unrealized appreciation		$ 85

Aggregate cost of securities for income tax purposes		$ 3,498,182

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)
	Number of	Shares Subject
Written Call Options, Expiration Date, Strike Price	Contracts	to Call	Value

NASDAQ 100 E-Mini, 09/21/2007, Strike $2,150 (a)	286	5,720	$ 6,006

TOTAL CALL OPTIONS WRITTEN (Premiums Received $22,624)	286	5,720	$ 6,006

(a) Each NASDAQ 100 E-Mini contract is equal to $20 times the NASDAQ 100 Index.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)

	Number of	Shares Subject
Written Put Options, Expiration Date, Strike Price	Contracts	to Put	Value

NASDAQ 100, 09/22/2007, Strike $1,500 (a)	10	1,000	$ 300
NASDAQ 100, 09/22/2007, Strike $1,650 (a)	25	2,500	2,500
NASDAQ 100 E-Mini, 09/21/2007, Strike $1,800 (b)	51	1,020	5,100

TOTAL PUT OPTIONS WRITTEN (Premiums Received $8,511)	86	4,520	$ 7,900

(a) Each NASDAQ 100 contract is equal to $100 times the NASDAQ 100 Index.
(b) Each NASDAQ 100 E-Mini contract is equal to $20 times the NASDAQ 100 Index.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments
August 31, 2007
(Unaudited)

Principal
U.S. Treasury Bills - 99.66%	Amount	Value
U.S. Treasury Bill, 0.00%, 09/06/2007 (a)	$ 2,500,000	$ 2,498,580

TOTAL U.S. TREASURY BILLS (Cost $2,498,580)		2,498,580

TOTAL INVESTMENTS (Cost $2,498,580) - 99.66%		$ 2,498,580

Cash & other assets less liabilities - 0.34%		8,579

TOTAL NET ASSETS - 100.00%		$ 2,507,159

(a) A portion of this security is pledged as collateral for options written.

Tax Related (excluding premiums received for options written)
Unrealized appreciation		$ -
Unrealized depreciation		-
Net unrealized appreciation		$ -

Aggregate cost of securities for income tax purposes		$ 2,598,580
*See accompanying notes which are an integral part of these financial statements

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)
	Number of	Shares Subject
Written Call Options, Expiration Date, Strike Price	Contracts	to Call	Value

NASDAQ 100 E-Mini, 09/21/2007, Strike $2,150 (a)	285	28,500	$ 5,985

TOTAL CALL OPTIONS WRITTEN (Premiums Received $23,680)	285	28,500	$ 5,985

(a) Each NASDAQ 100 E-Mini contract is equal to $20 times the NASDAQ 100 Index.

*See accompanying notes which are an integral part of these financial statements

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)
	Number of	Shares Subject
Written Put Options, Expiration Date, Strike Price	Contracts	to Put	Value

NASDAQ 100, 09/22/2007, Strike $1,650 (a)	20	2,000	$ 2,000
NASDAQ 100 E-Mini, 09/21/2007, Strike $1,800 (b)	50	1,000	5,000

TOTAL PUT OPTIONS WRITTEN (Premiums Received $7,442)	70	3,000	$ 7,000

(a) Each NASDAQ 100 contract is equal to $100 times the NASDAQ 100 Index.
(b) Each NASDAQ 100 E-Mini contract is equal to $20 times the NASDAQ 100 Index.

*See accompanying notes which are an integral part of these financial statements

Geronimo Funds

Related Notes to the Schedule of Investments

August 31, 2007

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic an political developments in a country or region.

On a daily basis, Index Derivatives (including swaps) held by the Multi-Strategy Fund will be valued at fair value by the Advisor, based on a pricing model established by the Advisor, according to policies and procedures adopted by the Board of Trustees. There can be no assurance that a fair valuation of an Index Derivative used by the Multi-Strategy Fund on any given day will accurately reflect the market value of the Index Derivative, calculated based on the closing market prices of the underlying HFRX Strategies as reported by Hedge Fund Research, Inc. (“HFR”). The HFRX Strategies are comprised of separate accounts managed by numerous hedge fund mangers selected by HFR. The Advisor will be responsible for monitoring market events that could have a significant impact on the price of any portfolio security, including any Index Derivative held by the Multi-Strategy Fund.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Geronimo Funds

Related Notes to the Schedule of Investments

August 31, 2007

(Unaudited)

Option writing - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales – A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts – A Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. At November 30, 2006, restricted cash, held in connection with futures contracts, amounted to $515,345, $415,692, and $425,567 for the Multi-Strategy, Option & Income, and Sector Opportunity Fund, respectively, and is included in cash held at the broker. Also included in the amounts reported on the Statement of Assets and Liabilities is activity for short sales, options written, and options on futures contracts. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swaps – The Funds may enter into total return swap agreements, which are over-the-counter contracts, in which one party agrees to make periodic payments based on the change in market value of a specified hedge fund, specified equity security, basket of equity securities, equity index, commodity index, or US Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, commodity index, or US Dollar index. Swap agreements are used to obtain exposure to a specified HFRX Strategy or Strategies, equity or market without owning or taking physical custody of securities.

To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Upfront payments made by the Fund are recorded as an asset on the Fund’s books, any subsequent payments received or made are recorded as realized gain or loss.

Geronimo Funds

Related Notes to the Schedule of Investments

August 31, 2007

(Unaudited)

A small investment in swaps or other derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. Risks may arise from unanticipated movements in interest rates or in the price of the underlying assets and/or the failure of the counterparty of the swap agreement to comply with the terms of the contract.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Subsequent Event - The Board of Trustees has determined to redeem all outstanding shares of the Funds, and to cease operations of the Funds following notice from GERONIMO Financial Asset Management, LLC, the Funds’ investment adviser, that it no longer plans to continue managing the Funds. The Funds are no longer pursuing their respective investment objectives. All holdings in the Funds’ portfolio are being liquidated, and the proceeds will be invested in money market instruments or held in cash.

Leeb Focus Fund
Schedule of Investments
August 31, 2007
(Unaudited)

Common Stocks - 93.66%	Shares	Value

Beverages - 2.86%
The Coca-Cola Co.	4,800	$ 258,144

Computer Communications Equipment - 3.01%
Cisco Systems, Inc. (a)	8,500	271,320

Crude Petroleum & Natural Gas - 4.33%
Apache Corp.	1,100	85,118
Denbury Resources, Inc. (a)	2,600	103,428
PetroChina Co., Ltd. (b)	1,400	202,062
		390,608

Drawing & Insulating of Nonferrous Wire - 2.00%
Corning, Inc.	7,700	179,949

Drilling Oil & Gas Wells - 2.35%
Nabors Industries, Ltd. (a)	2,900	85,811
Transocean, Inc. (a)	1,200	126,108
		211,919

Electric Services - 3.98%
FPL Group, Inc.	6,100	358,924

Electronic & Other Electronic Equipment - 3.84%
General Electric Co.	8,900	345,943

Electric & Other Services Combined - 1.88%
Exelon Corp.	2,400	169,608

Farm Machinery & Equipment - 2.11%
Deere & Co.	1,400	190,484

Financial Services - 1.75%
American Express Co.	2,700	158,274

Fire, Marine & Casualty Insurance - 4.10%
Berkshire Hathaway, Inc. - Class B (a)	95	369,550

Gold and Silver Ores - 1.01%
Barrick Gold Corp.	2,800	91,056

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)

Common Stocks - 93.66% - continued	Shares	Value

Industrial Inorganic Chemicals - 1.90%
Air Products & Chemicals, Inc.	1,900	$ 171,019

Industrial Instruments For Measurement, Display, and Control - 2.41%
Danaher Corp.	2,800	217,448

Metal Mining - 1.33%
BHP Billiton, Ltd. (b)	1,900	119,985

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.80%
Energy Conversion Devices, Inc. (a)	2,800	72,548

Motor Vehicles & Passenger Car Bodies - 1.92%
Toyota Motor Corp. (b)	1,500	173,520

National Commerical Banks - 6.64%
Citigroup, Inc.	5,300	248,464
Wells Fargo & Co.	9,600	350,784
		599,248

Oil & Gas Field Machinery & Equipment - 4.60%
Baker Hughes, Inc.	2,200	184,492
National-Oilwell Varco, Inc. (a)	1,800	230,400
		414,892

Oil & Gas Field Services - 4.49%
Schlumberger, Ltd.	4,200	405,300

Petroleum Refining - 2.18%
Hess Corp.	3,200	196,384

Pharmaceutical Preparations - 8.73%
Alkermes, Inc. (a)	6,000	101,100
Eli Lilly & Co.	4,500	258,075
Johnson & Johnson	3,100	191,549
Novartis AG (b)	4,500	236,925
		787,649

Pumps & Pumping Equipment - 1.81%
ITT Corp.	2,400	163,176

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)

Common Stocks - 93.66% - continued	Shares	Value

Railroads, Line-Haul Operating - 1.89%
Burlington Northern Santa Fe Corp.	2,100	$ 170,415

Retail - Drug Stores & Proprietary Stores - 2.56%
CVS Caremark Corp.	6,100	230,702

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.78%
Northrop Grumman Corp.	2,300	181,332
Raytheon Co.	2,600	159,484
		340,816

Security Brokers, Dealers & Flotation Companies - 2.34%
Goldman Sachs Group, Inc.	1,200	211,212

Semiconductors & Related Devices - 4.18%
First Solar, Inc. (a)	1,900	197,106
Intel Corp.	7,000	180,250
		377,356

Services - Computer Programming, Data Processing, Etc. - 2.00%
Google, Inc. - Class A (a)	350	180,338

Services - Consumer Credit Reporting, Collection Agencies - 2.19%
Moody's Corp.	4,300	197,155

Services - Prepackaged Software - 2.74%
Microsoft Corp.	8,600	247,078

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.95%
Procter & Gamble Co.	2,700	176,337

TOTAL COMMON STOCKS (Cost $7,780,983)		8,448,357

Exchange-Traded Funds - 3.25%
streetTRACKS Gold Trust (a)	4,400	292,996

TOTAL EXCHANGE-TRADED FUNDS (Cost $284,204)		292,996

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)

	Shares	Value

Money Market Securities - 4.71%
Fidelity Institutional Money Market Portfolio - Class I, 5.30% (c)	425,135	$ 425,135

TOTAL MONEY MARKET SECURITIES (Cost $425,135)		425,135

TOTAL INVESTMENTS (Cost $8,490,322) - 101.62%		$ 9,166,488

Liabilities in excess of other assets - (1.62)%		(146,360)

TOTAL NET ASSETS - 100.00%		$ 9,020,128

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2007.

Tax Related
Gross unrealized appreciation	$ 828,584
Gross unrealized depreciation	(152,418)
Net unrealized appreciation	$ 676,166

Aggregate cost of securities for income tax purposes	$8,490,322

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund

Notes to the Schedule of Investments

August 31, 2007

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAVof long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Marco Targeted Return Fund
Schedule of Investments
August 31, 2007
(Unaudited)

Common Stocks - 81.69%	Shares	Value

Beverages - 3.88%
Constellation Brands, Inc. - Class A (a) (b)	12,000	$ 290,160

Biological Products, (No Diagnostic Substances) - 2.68%
Amgen, Inc. (a)	4,000	200,440

Computer Communications Equipment - 5.55%
Cisco Systems, Inc. (a) (b)	13,000	414,960

Electric & Other Services Combined - 3.43%
Duke Energy Corp. (b)	14,000	256,760

Electromedical & Electrotherapeutic Apparatus - 4.24%
Medtronic, Inc. (b)	6,000	317,040

Fire, Marine & Casualty Insurance - 3.97%
American International Group, Inc. (b)	4,500	297,000

General Industrial Machinery & Equipment - 3.88%
Zebra Technologies Corp. - Class A (a) (b)	8,000	290,400

National Commercial Banks - 3.13%
Citigroup, Inc. (b)	5,000	234,400

Pharmaceutical Preparations - 3.32%
Pfizer, Inc. (b)	10,000	248,400

Radio Broadcasting Stations - 0.04%
Citadel Broadcasting Corp.	767	3,122

Radio & TV Broadcasting & Communications Equipment - 3.20%
QUALCOMM, Inc. (b)	6,000	239,340

Retail - Eating Places - 3.00%
CBRL Group, Inc. (b)	6,000	224,520

Retail - Lumber and Other Building Materials Dealers - 3.58%
The Home Depot, Inc.	7,000	268,170

Retail - Retail Stores - 2.60%
IAC / InterActiveCorp (a) (b)	7,000	194,530

Retail - Variety Stores - 2.92%
Wal-Mart Stores, Inc. (b)	5,000	218,150

Savings Institution, Federally Chartered - 2.95%
Washington Mutual, Inc. (b)	6,000	220,320

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)

Common Stocks - 81.69% - continued	Shares	Value

Semiconductors & Related Devices - 4.47%
Intel Corp. (b)	13,000	$ 334,750

Services - Commercial Physical & Biological Research - 2.68%
Crucell NV (a) (c)	10,000	200,600

Services - Computer Processing & Data Preparation - 3.34%
Affiliated Computer Services, Inc. - Class A (a) (b)	5,000	250,150

Services - Miscellaneous Amusement & Recreation - 4.49%
The Walt Disney Co. (b)	10,000	336,000

Services - Prepackaged Software - 2.77%
Symantec Corp. (a) (b)	11,000	206,910

Soaps, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.49%
Procter & Gamble Co. (b)	4,000	261,240

Trucking & Courier Services (No Air) - 4.06%
United Parcel Service, Inc. - Class B (b)	4,000	303,440

Wholesale - Groceries & Related Products - 4.02%
Sysco Corp. (b)	9,000	300,420

TOTAL COMMON STOCKS (Cost $6,443,154)		6,111,222

Money Market Securities - 20.54%
Fidelity Money Market Prime Fund - 5.30%, (d)		1,536,725

TOTAL MONEY MARKET SECURITIES (Cost $1,536,725)		1,536,725

TOTAL INVESTMENTS (Cost $7,979,879) - 102.24%		$ 7,647,947

Liabilities in excess of other assets - (2.24)%		(167,293)

TOTAL NET ASSETS - 100.00%		$ 7,480,654

(a) Non-income producing.
(b) Portion of the security is pledged as collateral for call options written.
(c) American Depositary Receipt.
(d) Variable rate security; the money market rate shown represents the rate at August 31, 2007.

Tax Related (Excluding Premiums Received for Call Options Written)
Unrealized appreciation		$ 208,984
Unrealized depreciation		(540,916)
Net unrealized depreciation		$ (331,932)

Aggregate cost of securities for income tax purposes		$ 7,979,879

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)

	Shares Subject
Call Options / Expiration Date @ Exercise Price	to Call	Value

Affiliated Computer Services, Inc. - Class A / Jan 2008 @ $55.00	5,000	$ 7,000
American International Group, Inc. / Nov 2007 @ $70.00	4,500	5,535
CBRL Group, Inc. / Sept 2007 @ $45.00	6,000	300
Cisco Systems, Inc. / Oct 2007 @ $30.00	13,000	33,150
Citigroup, Inc. / Sept 2007 @ $55.00	5,000	150
Constellation Brands, Inc. - Class A / Oct 2007 @ $25.00	12,000	9,600
Duke Energy Corp. / Oct 2007 @ $20.00	14,000	2,100
IAC / InterActiveCorp / Oct 2007 @ $30.00	7,000	2,450
Intel Corp. / Oct 2007 @ $25.00	13,000	21,190
Medtronic, Inc. / Nov 2007 @ $52.50	6,000	13,800
Pfizer, Inc. / Sept 2007 @ $27.50	10,000	100
Proctor & Gamble Co. / Oct 2007 @ $65.00	4,000	8,600
QUALCOMM, Inc. / Sept 2007 @ $40.00	6,000	6,600
Symantec Corp. / Sept 2007 @ $20.00	11,000	1,100
Sysco Corp. / Sept 2007 @ $32.50	9,000	12,600
United Parcel Service, Inc. - Class B / Sept 2007 @ $75.00	4,000	7,200
Wal-Mart Stores, Inc. / Sept 2007 @ $47.50	5,000	250
The Walt Disney Co. / Oct 2007 @ $35.00	10,000	6,500
Washington Mutual, Inc. / Oct 2007 @ $40.00	6,000	7,200
Zebra Technologies Corp. / Nov 2007 @ $35.00	8,000	21,600
Total (Premiums received $202,137)	158,500	$ 167,025

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund

Related Notes to the Schedule of Investments

August 31, 2007

(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether The Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments
August 31, 2007
(Unaudited)

Common Stocks - 81.68%	Shares	Value

Agricultural Chemicals - 2.02%
The Mosaic Co. (a)	11,245	$ 472,515

Agricultural Products - Livestock & Animal Specialties - 2.87%
Potash Corp of Saskatchewan, Inc.	5,835	516,748
Saskatchewan Wheat Pool, Inc. (a)	14,550	154,958
		671,706

Aircraft Engines & Engine Parts - 2.24%
Honeywell International, Inc.	9,370	526,125

Aircraft Parts & Auxiliary Equipment - 1.66%
Spirit Aerosystems Holdings, Inc. - Class A (a)	10,900	389,675

Biological Products (No Diagnostic Substances) - 3.12%
Genzyme Corp. (a)	2,775	173,188
Novozymes A/S - B Shares	4,750	558,125
		731,313

Bituminous Coal & Lignite Surface Mining - 1.34%
Peabody Energy Corp.	7,365	313,086

Calculating & Accounting Machines (No Electronic Computers) - 1.02%
Diebold, Inc.	5,470	239,969

Chemical & Allied Products - 2.08%
Monsanto Co.	7,000	488,180

Computer Communications Equipments - 2.02%
Cisco Systems, Inc. (a)	14,800	472,416

Computer & Office Equipment - 1.87%
International Business Machines Corp. (IBM)	3,750	437,587

Computer Storage Devices - 1.49%
EMC Corp. (a)	17,790	349,751

Crude Petroleum & Natural Gas - 1.22%
Anadarko Petroleum Corp.	5,845	286,288

Drawing & Insulating of Nonferrous Wire - 1.81%
Corning, Inc.	18,140	423,932

Electric Services - 4.75%
FPL Group, Inc.	4,860	285,962
Northeast Utilities	7,245	200,324
Quanta Services, Inc. (a)	14,676	414,891
Southern Co.	6,000	212,940
		1,114,117

Farm Machinery & Equipment - 2.40%
Deere & Co.	4,140	563,288

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)

Common Stocks - 81.68% - continued	Shares	Value

Fire, Marine, & Casualty Insurance - 1.83%
American International Group, Inc.	6,495	$ 428,670

General Industrial Machinery & Equipment - 1.62%
Onex Corp.	11,600	380,132

Hazardous Waste Management - 1.79%
Stericycle, Inc. (a)	8,400	419,160

Industrial Inorganic Chemicals - 1.88%
LSB Industries, Inc. (a)	20,000	440,400

Industrial Instruments For Measurement, Display, and Control - 1.94%
Roper Industries, Inc.	7,180	454,422

Instruments for Measurement & Testing of Electricity & Electronics Signals - 2.44%
Itron, Inc. (a)	6,750	573,075

Investment Advice - 1.05%
Morningstar, Inc. (a)	3,825	246,789

Metalworking Machinery & Equipment - 3.36%
Lincoln Electric Holdings, Inc.	6,510	468,329
SPX Corp.	3,555	320,128
		788,457

Mining & Quarrying of Nonmetallic Minerals - 1.21%
Compass Minerals International, Inc.	8,300	282,781

Miscellaneous Chemical Products - 1.60%
Cytec Industries, Inc.	5,650	375,160

Miscellaneous Manufacturing Industries - 1.67%
WMS Industries, Inc. (a)	13,275	390,816

Miscellaneous Metal Ores - 0.96%
Cameco Corp.	5,570	224,917

Miscellaneous Publishing - 1.77%
Reed Elsevier plc (b)	8,600	415,380

Motor Vehicle Parts & Accessories - 1.62%
BorgWarner, Inc.	4,490	379,405

Oil Field Machinery & Equipment - 0.82%
Tesco Corp. (a)	7,000	191,450

Oil & Gas Field Services - 1.76%
Willbros Group, Inc. (a)	14,500	412,235

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.81%
Hexcel Corp. (a)	19,500	424,905

Public Building & Related Furniture - 1.76%
Johnson Controls, Inc.	3,640	411,684

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)

Common Stocks - 81.68% - continued	Shares	Value

Retail - Eating Places - 1.91%
McDonald's Corp.	9,100	$ 448,175

Retail - Grocery Stores - 1.31%
Kroger Co.	11,550	306,999

Retail - Lumber & Other Building Materials Dealers - 1.02%
Fastenal Co.	5,260	239,909

Secondary Smelting & Refining of Nonferrous Metals - 0.51%
Titanium Metals Corp. (a)	3,800	119,130

Security & Commodity Brokers, Dealers, Exchanges - 0.00%
CME Group, Inc.	1	416

Semiconductors & Related Devices - 1.42%
MEMC Electronic Materials, Inc. (a)	5,435	333,818

Services - Business Services - 0.98%
WebMD Health Corp. - Class A (a)	4,200	228,900

Services - Commercial Physical & Biological Research - 1.83%
Medarex, Inc. (a)	25,000	428,750

Services - Computer Integrated Systems Design - 1.57%
Scientific Games Corp. - Class A (a)	10,550	368,090

Services - Computer Services - 1.45%
IHS, Inc. - Class A (a)	6,720	339,158

Services - Engineering Services - 1.88%
Washington Group International, Inc. (a)	5,205	440,864

Services - Miscellaneous Amusement & Recreation - 1.46%
Pinnacle Entertainment, Inc. (a)	12,300	342,186

Services - Prepackaged Software - 1.47%
Microsoft Corp.	11,950	343,323

Steel Pipe & Tubes - 2.07%
Allegheny Technologies, Inc.	4,885	485,520

TOTAL COMMON STOCKS (Cost $16,915,824)		19,145,024

Exchange-Traded Funds - 4.57%
UltraShort Russell 2000 ProShares	7,690	529,610
UltraShort S&P 500 ProShares	7,885	431,546
UltraShort QQQ ProShares	2,540	110,490

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,111,840)		1,071,646

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)

	Principal
	Amount	Value
Treasury Notes - 2.86%
U.S. Treasury Strip, 4.750%, 02/15/2037	$ 2,765,000	$ 670,327

TOTAL TREASURY NOTES (Cost $664,766)		670,327

	Shares

Money Market Securities - 10.65%
Huntington Money Market Fund, 4.36% (c)	2,496,633	2,496,633

TOTAL MONEY MARKET SECURITIES (Cost $2,496,633)		2,496,633

TOTAL INVESTMENTS (Cost $21,189,059) - 99.76%		$ 23,383,630

Other assets less liabilities - 0.24%		56,670

TOTAL NET ASSETS - 100.00%		$ 23,440,300

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2007.

Tax Related
Unrealized appreciation		2,525,099
Unrealized depreciation		(330,528)
Net unrealized appreciation		$ 2,194,571

Aggregate cost of securities for income tax purposes		$ 21,189,059

Roosevelt Anti-Terror Multi-Cap Fund
Related Notes to the Schedule of Investments
August 31, 2007
(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Symons Institutional Funds
Symons Alpha Growth Institutional Fund
Schedule of Investments
August 31, 2007
(Unaudited)

Common Stocks - 83.91%	Shares	Market Value

Beverages - 7.61%
Constellation Brands, Inc. - Class A (a)	22,910	$ 553,964
PepsiCo, Inc.	9,190	625,196
		1,179,160

Books: Publishing or Publishing & Printing - 3.98%
Scholastic Corp. (a)	18,100	616,848

Bottled & Canned Soft Drinks & Carbonated Waters - 3.55%
Cadbury Schweppes plc (b)	11,660	550,702

Crude Petroleum & Natural Gas - 6.35%
Cimarex Energy Co.	14,610	523,184
St. Mary Land & Exploration Co.	13,810	460,563
		983,747

Dolls & Stuffed Toys - 3.50%
Mattel, Inc.	25,050	541,831

Drilling Oil & Gas Wells - 3.81%
Nabors Industries, Ltd. (a)	19,920	589,433

Fats & Oils - 4.07%
Archer-Daniels-Midland Co.	18,690	629,853

Gold and Silver Ores - 5.45%
Coeur d' Alene Mines Corp. (a)	128,010	437,794
Harmony Gold Mining Co., Ltd. (a) (b)	45,380	406,151
		843,945

Heating Equipment, Except Electric & Warm Air & Plumbing Fixtures - 3.09%
Fortune Brands, Inc.	5,755	478,183

Household Furniture - 2.82%
Sealy Corp.	28,640	437,046

Miscellaneous Metal Ores - 4.53%
Cameco Corp.	17,360	700,997

Oil & Gas Field Services - 3.15%
Global Industries, Ltd. (a)	20,150	487,227

Pharmaceutical Preparations - 4.65%
Pfizer, Inc.	28,970	719,615

Retail - Catalog & Mail-Order Houses - 2.66%
NutriSystem, Inc. (a)	7,590	411,606

Retail - Eating & Drinking Places - 3.12%
Starbucks Corp. (a)	17,570	484,054

Semiconductors & Related Devices - 3.78%
Advanced Micro Devices, Inc. (a)	44,980	584,740

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Growth Institutional Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)

Common Stocks - 83.91% - continued	Shares	Market Value

Services - Miscellaneous Amusement & Recreation - 2.86%
Ameristar Casinos, Inc.	15,330	$ 443,190

Services - Motion Picture & Video Tape Production - 3.27%
DreamWorks Animation SKG, Inc. - Class A (a)	16,430	506,865

Surgical & Medical Instruments & Apparatus - 4.10%
Boston Scientific Corp. (a)	49,510	635,213

Retail - Grocery Stores - 4.49%
Whole Foods Market, Inc.	15,730	696,210

Retail - Eating Places - 3.07%
McDonald's Corp.	9,660	475,755

TOTAL COMMON STOCKS (Cost $13,754,083)		12,996,220

Money Market Securities - 18.75%

Fidelity Institutional Money Market Portfolio, 5.30% (c)	2,903,892	2,903,892

TOTAL MONEY MARKET SECURITIES (Cost $2,903,892)		2,903,892

TOTAL INVESTMENTS (Cost $16,657,975) - 102.66%		$ 15,900,112

Liabilities in excess of other assets - (2.66)%		(411,207)

TOTAL NET ASSETS - 100.00%		$ 15,488,905

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at August 31, 2007.

Tax Related
Unrealized appreciation		$ 160,467
Unrealized depreciation		(918,330)
Net unrealized depreciation		$ (757,863)

Aggregate cost of securities for income tax purposes		$ 16,657,975

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Value Institutional Fund
Schedule of Investments
August 31, 2007
(Unaudited)

Common Stocks - 80.52%	Shares	Market Value

Agriculture Product - 4.90%
Fresh Del Monte Produce, Inc. (a)	6,230	$ 164,036

Biological Products, No Diagnostic Substances - 3.60%
Amgen, Inc. (a)	2,405	120,515

Canned, Frozen & Preserved Fruit, Vegetables - 4.13%
Corn Products International, Inc.	3,060	138,312

Crude Petroleum & Natural Gas - 2.30%
Energy Partners, Ltd. (a)	5,632	76,989

Drilling Oil & Gas Wells - 3.09%
Hercules Offshore, Inc. (a)	4,070	103,541

Food & Kindred Products - 7.93%
Kraft Foods, Inc. - Class A	4,750	152,285
Sara Lee Corp.	6,810	113,182
		265,467

Games, Toys, & Childrens Vehicles - 3.81%
Hasbro, Inc.	4,520	127,509

General Building Contractors - Residential Buildings - 2.54%
Walter Industries, Inc.	3,360	84,941

Gold & Silver Ores - 3.91%
Barrick Gold Corp.	4,020	130,730

Grain Mill Products - 4.52%
General Mills, Inc.	2,710	151,435

Ice Cream & Frozen Desserts - 2.86%
Dean Foods Co.	3,570	95,890

Malt Beverages - 3.03%
Anheuser-Busch Companies, Inc.	2,055	101,517

Pharmaceutical Preparations - 10.55%
GlaxoSmithKline plc (b)	2,740	143,083
King Pharmaceuticals, Inc. (a)	6,270	94,238
Eli Lilly & Co.	2,020	115,847
		353,168

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Value Institutional Fund
Schedule of Investments - continued
August 31, 2007
(Unaudited)

Common Stocks - 80.52% - continued	Shares	Market Value

Plastics Products - 3.53%
Newell Rubbermaid, Inc.	4,580	$ 118,118

Radio Broadcasting Stations - 3.54%
Clear Channel Communications, Inc.	3,180	118,487

Retail - Miscellaneous Shopping Goods Stores - 2.72%
Borders Group, Inc.	6,060	90,900

Retail - Radio, TV & Consumer Electronics Stores - 4.03%
Best Buy Co., Inc.	3,070	134,926

Sugar & Confectionery Products - 3.69%
The Hershey Co.	2,660	123,690

Telecommunication - 2.84%
Telecom Corp. of New Zealand, Ltd. (b)	3,920	95,021

Tobacco Products - 3.00%
UST, Inc.	2,040	100,531

TOTAL COMMON STOCKS (Cost $2,796,499)		2,695,723

Unit Investment Trust - 3.00%

Enerplus Resources Fund	2,380	100,222

TOTAL UNIT INVESTMENT TRUST (Cost $101,993)		100,222

Money Market Securities - 24.10%

Fidelity Institutional Money Market Portfolio, 5.30% (c)	806,966	806,966

TOTAL MONEY MARKET SECURITIES (Cost $806,966)		806,966

TOTAL INVESTMENTS (Cost $3,705,458) - 107.62%		$ 3,602,911

Liabilities in excess of other assets - (7.62)%		(255,015)

TOTAL NET ASSETS - 100.00%		$ 3,347,896

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at August 31, 2007.

Tax Related
Unrealized appreciation		$ 68,052
Unrealized depreciation		(170,599)
Net unrealized depreciation		$ (102,547)

Aggregate cost of securities for income tax purposes		$ 3,705,458

*See accompanying notes which are an integral part of these financial statements.

Symons Alpha Institutional Funds

Notes to the Schedule of Investments

August 31, 2007

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. Thespecific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of September 24, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	10/24/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	10/24/2007

By

______/s/ J. Michael Landis_
J. Michael Landis, Treasurer

Date____10/23/2007________